Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage Servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 11,538,000,000	$ 12,918,000,000
Expected weighted-average life (in years)	4 years 9 months 21 days	5 years 1 month 3 days
Prepayment speed assumption (annual CPR)	15.70%	14.80%
Decrease in fair value from 10% adverse change	869,000,000	895,000,000
Decrease in fair value from 25% adverse change	2,038,000,000	2,105,000,000
Discount rate assumption	7.40%	7.10%
Decrease in fair value from 100 basis point increase	562,000,000	566,000,000
Decrease in fair value from 200 basis point increase	1,073,000,000	1,081,000,000
Cost to service assumption ($ per loan)	219	218
Decrease in fair value from 10% adverse change	615	582
Decrease in fair value from 25% adverse change	1,537	1,457
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	187,000,000	230,000,000
Expected weighted-average life (in years)	4 years 1 month 8 days	4 years 7 months 5 days
Prepayment speed assumption (annual CPR)	10.60%	10.70%
Decrease in fair value from 10% adverse change	5,000,000	6,000,000
Decrease in fair value from 25% adverse change	12,000,000	15,000,000
Discount rate assumption	16.90%	15.60%
Decrease in fair value from 100 basis point increase	4,000,000	6,000,000
Decrease in fair value from 200 basis point increase	8,000,000	12,000,000
Subordinated bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	249,000,000	240,000,000
Expected weighted-average life (in years)	4 years 8 months 15 days	5 years 3 months 17 days
Discount rate assumption	3.50%	3.80%
Decrease in fair value from 100 basis point increase	12,000,000	9,000,000
Decrease in fair value from 200 basis point increase	21,000,000	18,000,000
Credit loss assumption	10.00%	10.70%
Decrease in fair value from 10% higher losses	12,000,000	8,000,000
Decrease in fair value from 25% higher losses	19,000,000	18,000,000
Subordinated bonds [Member] | Consumer Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	40,000,000	45,000,000
Expected weighted-average life (in years)	5 years 10 months 28 days	6 years 1 month 3 days
Prepayment speed assumption (annual CPR)	6.80%	6.90%
Decrease in fair value from 10% adverse change	0	0
Decrease in fair value from 25% adverse change	0	1,000,000
Discount rate assumption	8.90%	11.90%
Decrease in fair value from 100 basis point increase	2,000,000	2,000,000
Decrease in fair value from 200 basis point increase	4,000,000	4,000,000
Credit loss assumption	0.40%	0.50%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	0	0
Senior bonds [Member] | Commercial Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	982,000,000	852,000,000
Expected weighted-average life (in years)	5 years 3 months 22 days	4 years 4 months 24 days
Discount rate assumption	2.20%	2.40%
Decrease in fair value from 100 basis point increase	43,000,000	31,000,000
Decrease in fair value from 200 basis point increase	84,000,000	59,000,000
Credit loss assumption	0.00%	0.00%
Decrease in fair value from 10% higher losses	0	0
Decrease in fair value from 25% higher losses	0	0
Senior bonds [Member] | Consumer Securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	0	321,000,000
Expected weighted-average life (in years)	0 years 0 months 0 days	5 years 7 months 5 days
Prepayment speed assumption (annual CPR)	0.00%	13.90%
Decrease in fair value from 10% adverse change	0	2,000,000
Decrease in fair value from 25% adverse change	0	4,000,000
Discount rate assumption	0.00%	7.10%
Decrease in fair value from 100 basis point increase	0	12,000,000
Decrease in fair value from 200 basis point increase	0	24,000,000
Credit loss assumption	0.00%	4.50%
Decrease in fair value from 10% higher losses	0	1,000,000
Decrease in fair value from 25% higher losses	$ 0	$ 2,000,000